Document and Entity Information	Mar. 26, 2021
Document Information [Line Items]
Entity Registrant Name	NEW YORK COMMUNITY BANCORP, INC.
Amendment Flag	false
Entity Central Index Key	0000910073
Document Type	8-K
Document Period End Date	Mar. 26, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-31565
Entity Tax Identification Number	06-1377322
Entity Address, Address Line One	615 Merrick Avenue
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	(516)
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NYCB
Security Exchange Name	NYSE
Bifurcated Option Note Unit Securities [Member]
Document Information [Line Items]
Security 12b Title	Bifurcated Option Note Unit SecuritiES
Trading Symbol	NYCB PU
Security Exchange Name	NYSE
Fixed To Floating Rate Series A Noncumulative Perpetual Preferred Stock [Member]
Document Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PA
Security Exchange Name	NYSE